Cover	May 23, 2022
Cover [Abstract]
Document Period End Date	May 23, 2022
Document Type	8-K
Entity Registrant Name	GLOBALSTAR, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33117
Entity Tax Identification Number	41-2116508
Entity Address, Address Line One	1351 Holiday Square Blvd.
Entity Address, City or Town	Covington
Entity Address, State or Province	LA
Entity Address, Postal Zip Code	70433
City Area Code	985
Local Phone Number	335-1500
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	GSAT
Security Exchange Name	NYSEAMER
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001366868
Amendment Flag	false